Securities Available-for-Sale (Narrative) (Detail) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended													12 Months Ended		6 Months Ended	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012 Security	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 Credit Component [Member]	Dec. 31, 2010 Credit Component [Member]	Dec. 31, 2009 Credit Component [Member]	Dec. 31, 2011 Non Credit Component [Member]	Dec. 31, 2010 Non Credit Component [Member]	Dec. 31, 2009 Non Credit Component [Member]	Dec. 31, 2011 Non-GSE 1 [Member]	Dec. 31, 2005 Non-GSE 1 [Member]	Dec. 31, 2004 Non-GSE 1 [Member]	Jun. 30, 2012 Non-GSE 1 [Member]	Dec. 31, 2011 Non-GSE 1 [Member] Credit Component [Member]	Dec. 31, 2011 Non-GSE 1 [Member] Non Credit Component [Member]	Jun. 30, 2012 Corporate Bonds	Dec. 31, 2011 Corporate Bonds	Dec. 31, 2011 Real Estate Mortgage Investment Conduits (REMICs) [Member] Minimum	Dec. 31, 2011 Real Estate Mortgage Investment Conduits (REMICs) [Member] Maximum	Dec. 31, 2011 Investments In Mutual Funds And Other Equity Securities [Member] EquityUnit	Dec. 31, 2011 Private Label Mortgage Backed Securities [Member] Securities	Dec. 31, 2011 Private Label Mortgage Backed Securities [Member] Credit Component [Member]	Dec. 31, 2011 Private Label Mortgage Backed Securities [Member] Non Credit Component [Member]
Schedule of Available-for-sale Securities [Line Items]
Carrying value of securities available-for-sale					$ 3,992,000	$ 5,725,000
Proceeds from sale of securities available-for-sale	31,500,000	25,900,000	130,276,000	114,446,000	182,658,000	221,187,000	3,293,000
Gross realized gains on sales of securities available-for-sale	66,000	866,000	1,800,000	2,500,000	2,900,000	1,300,000	89,000
Gross realized losses on sales of securities available-for-sale	0	0	0	0	177,000	4,000	0
Impairment charges against earnings	0	248,000	0	409,000	1,200,000	962,000	1,400,000	409,000	154,000	176,000	743,000	808,000	1,200,000	593,000				139,000	454,000						398,000	109,000	289,000
Number of equity investments			1																					1,000,000
Number of private label securities			2																						1,000,000
Impairment charges on equity securites					161,000
Fair value of mortgaged backed securities														5,000,000			5,200,000								2,500,000
Estimated amortized cost of mortgaged backed securities														$ 5,900,000			$ 5,600,000								$ 2,800,000
Percentage of underlying collateral securities															17.00%	83.00%
Period of unrealized loss position of securities																				Greater than twelve months	Greater than twelve months	Less than twelve months	Greater than twelve months